Summary of Gross Carrying Amount and Accumulated Amortization for Intangible Assets Resulting from Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Acquired Intangible Assets By Major Class [Line Items]
Gross carrying amount	$ 15,835	$ 15,871
Accumulated amortization	(7,468)	(7,141)
Intangible assets, net	8,367	8,730
Existing Technology
Acquired Intangible Assets By Major Class [Line Items]
Amortization period (in years)	11 years 9 months
Gross carrying amount	4,600	4,600
Accumulated amortization	(2,026)	(1,914)
Intangible assets, net	2,574	2,686
Customer Relationship
Acquired Intangible Assets By Major Class [Line Items]
Gross carrying amount	10,665	10,701
Accumulated amortization	(4,872)	(4,657)
Intangible assets, net	5,793	6,044
Customer Relationship | Minimum
Acquired Intangible Assets By Major Class [Line Items]
Amortization period (in years)	4 years
Customer Relationship | Maximum
Acquired Intangible Assets By Major Class [Line Items]
Amortization period (in years)	11 years 9 months
Trade Name
Acquired Intangible Assets By Major Class [Line Items]
Amortization period (in years)	1 year
Gross carrying amount	570	570
Accumulated amortization	$ (570)	$ (570)